SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

Our 2005 Stock Incentive Plan expired during our fiscal year ended September 30, 2015. On October 8, 2015, the Board of Directors of the Company approved the El Capitan Precious Metals, Inc. 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan enables the Board of Directors to grant to employees, directors, and consultants of the Company and its subsidiaries a variety of forms of equity-based compensation, including grants of options to purchase shares of common stock, shares of restricted common stock, restricted stock units, stock appreciation rights, other stock-based awards and performance-based awards. The maximum number of shares of common stock of the Company that may be issued or awarded under the 2015 Plan is 15,000,000 shares. On October 14, 2015, the Company filed Form S-8 Registration Statement No. 333-207399 with the SEC registering the 15,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan. On December 15, 2015, the Board of Directors of the Company adopted Amendment No. 1 to the Company’s 2015 Equity Incentive Plan (the “2015 Plan”) pursuant to which the number of shares of common stock issuable under the 2015 Plan was increased from 15,000,000 to 23,000,000.

Effective November 23, 2015, the Board elected Dr. Clyde L. Smith to serve as a director of the Company, filling an existing vacancy on the Board. Upon his election to the Board, the Company granted Dr. Smith an option to purchase up to 250,000 shares of the Company’s common stock with an exercise price equal to $0.05 per share, the closing price of the Company’s common stock on the grant date. The option was vested in its entirety upon grant and has a ten year term.

On December 2, 2015 (the “Effective Date”), the Company entered into a Securities Purchase Agreement (the “SPA”) for two $114,400 Convertible Notes with an accredited investor for an aggregate principal amount of $228,800 with an annual interest rate of 9%. Each Note contains an Original Issuance Discount (“OID”) of $10,400 and related legal and due diligence costs of $12,000. The net proceeds to be received by the Company will be $92,000. The Maturity Date on the first Note is December 2, 2017. The Company may prepay in full the unpaid principal and interest on the Note, upon notice, any time prior to 180 days after the Effective Date. Any prepayment is at140% face amount outstanding and accrued interest. The redemption must be must be closed and paid for within three business days of the Company sending the redemption demand. The Note may not be prepaid after the 180th day. The Note is convertible into shares of our Common Stock at any time beginning on the date which is 181 day following the Effective Date. The conversion price is equal to 55% of the lowest trading price of our Common Stock as reported on the QTCQB for the ten prior trading days and may include the include the day of the Notice of Conversion under certain circumstances. We agreed to reserve an initial 5,033,000 shares of Common Stock for conversions under the Note (the "Share Reserve"). We also agreed to adjust the Share Reserve to ensure that it always equals at least four times the total number of Common Stock that is actually issuable if the entire Note would be converted. The Note has an embedded conversion option qualifies for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. Pursuant to ASC 815, “Derivatives and Hedging”, the Company will recognize the fair value of the embedded conversion features as a derivative liability when the Note becomes convertible on May 29, 2016.

Effective December 4, 2015, the Board elected Timothy J. Gay to serve as a director of the Company, filling an existing vacancy on the Board. Upon his election to the Board, the Company granted Mr. Gay a ten year option to purchase up to 250,000 shares of the Company’s common stock with an exercise price equal to $0.062 per share, the closing price of the Company’s common stock on the grant date. The option was vested in its entirety upon grant and has a ten year term.

Subsequent to our year end the Company issued 22,283,187 shares of Common Stock as follows:

Accrued compensation	1,663,186
Accrued liability for legal services	2,147,273
Compensation for mining services	11,200,000
Notes payable conversion	7,272,728
22,283,187

SUBSEQUENT EVENTS.

NOTE 11 – SUBSEQUENT EVENTS

On December 15, 2015, the Board of Directors of the Company adopted Amendment No. 1 to the 2015 Plan, pursuant to which the number of shares of common stock issuable under the 2015 Plan was increased from 15,000,000 to 23,000,000. On January 14, 2016, the Company filed Form S-8 Registration Statement No. 333-208991 with the SEC registering the additional 8,000,000 shares of common stock authorized for issuance pursuant to the 2015 Plan.

The Securities Purchase Agreement dated December 2, 2015, was subsequently amended during January 2016. The Company may redeem the note by prepaying in full the unpaid principal and interest on the note, upon notice, any time prior to 180 days after the Effective Date. Any prepayment is at 140% face amount outstanding and accrued interest. The redemption must be closed and paid for within three business days of the Company sending the redemption demand. The note may not be prepaid and redeemed after the 180th day.

On January 5, 2016, the Company entered into a new agreement with Logistica U.S. Terminals, LLC (“Logistica”). Under the agreement the Company will provide to Logistica concentrated ore to their specifications at the mine site. Logistica will transport, process, and refine the precious metals concentrates to sell to precious metals buyers. This agreement is in addition to and complements the previously announced agreement for the sale of iron ore for use in construction. The terms of the new agreement provide for the recovery of hard costs related to the concentrates by both parties prior to the distribution of profits. The agreement also provides for the future issuance of 10,000,000 shares of the Company’s restricted common stock and the elimination of a $100,000 accrued liability to Logistica for prior services rendered. The issuance date of the restricted shares is undetermined at this time. The new agreement supersedes the previous agreements with Logistica.

On January 20, 2016 (the “Effective Date”), the Company extended a promissory note from January 17, 2016 to September 19, 2016. In consideration for the extension, the Company granted a three year fully vested warrant to purchase 471,429 shares of Common Stock at the exercise price of $0.051, the closing price on the date of the agreed extension agreement.

On January 26, 2016 (the “Effective Date”), the Company entered into a Securities Purchase Agreement (the “SPA”) for a $180,000 convertible note with an accredited investor, with an annual interest rate of 7%. The note contains an original issuance discount (“OID”) of $18,000 and related legal costs of $6,000. The net proceeds received by the Company was $156,000. The maturity date of the note is January 26, 2017. Interest is due on or before the maturity date. The Company may redeem the note by prepaying the unpaid principal and interest on the note, upon notice, any time prior to 180 days after the Effective Date. If redemption is (i) prior to the 30th day the note is in effect (including the 30th day), the redemption will be 105% of the unpaid principal amount and accrued interest; (ii) if the redemption is on the 31st day up to and including the 60th day the note is in effect, the redemption price will be 115% of the unpaid principle amount of the note along with any accrued interest; (iii) if the redemption is on the 61st day up to and including the 120th day the note is in effect, the redemption price will be 135% of the unpaid principle amount of the note along with any accrued interest; if the redemption is on the 121st day up to and including the 180th day the note is in effect, the redemption price will be 150% of the unpaid principle amount of the note along with any accrued interest. The redemption must be closed and paid for within three business days of the Company sending the redemption demand. The note may not be prepaid and redeemed after the 180th day. The note is convertible into shares of the Company’s common stock at any time beginning on the date which is 181 days following the Effective Date. The conversion price is equal to 55% of the lowest trading price of the Company’s common stock as reported on the QTCQB for the ten prior trading days and may include the day of the Notice of Conversion under certain circumstances. The Company agreed to reserve an initial 10,800,000 shares of common stock for conversions under the note (the “Share Reserve”). We also agreed to adjust the Share Reserve to ensure that it always equals at least three times the total number of shares of common stock that is actually issuable if the entire note were to be converted. The note has an embedded conversion option which qualifies for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. Pursuant to ASC 815, the Company will recognize the fair value of the embedded conversion feature as a derivative liability when the Note becomes convertible on July 24, 2016.The OID interest of $18,000 and related loan costs of $6,000 was recorded as a discount to the note and is being amortized over the life of the loan as interest expense.

On March 1, 2016, the Company issued 3,500,000 shares of S-8 common stock to our contract miners at a market value of $148,750 based on an estimated budget for March 2016 of $127,000.

On March 16, 2016, El Capitan Precious Metals, Inc. (the “Company”) entered into an Equity Purchase Agreement (the “Purchase Agreement”) with River North Equity, LLC (“River North”), pursuant to which the Company may from time to time, in its discretion, sell shares of its common stock to River North for aggregate gross proceeds of up to $5,000,000. Unless terminated earlier, River North’s purchase commitment will automatically terminate on the earlier of the date on which River North shall have purchased Company shares pursuant to the Purchase Agreement for an aggregate purchase price of $5,000,000 or March 16, 2018. The Company has no obligation to sell any shares under the Purchase Agreement.

As provided in the Purchase Agreement, the Company may require River North to purchase shares of common stock from time to time by delivering a put notice to River North specifying the total purchase price for the shares to be purchased (the “Investment Amount”); provided there must be a minimum of ten trading days between delivery of each put notice. The Company may determine the Investment Amount, provided that such amount may not be more than the average daily trading volume in dollar amount for the Company’s common stock during the 10 trading days preceding the date on which the Company delivers the applicable put notice. Additionally, such amount may not be lower than $5,000 or higher than $150,000 without prior approval of River North. The number of shares issuable in connection with each put notice will be computed by dividing the applicable Investment Amount by the purchase price for such common stock. River North will have no obligation to purchase shares under the Purchase Agreement to the extent that such purchase would cause River North to own more than 9.99% of the Company’s common stock.

For each share of the Company’s common stock purchased under the Purchase Agreement, River North will pay a purchase price equal to 85% of the Market Price, which is defined as the average of the two lowest closing bid prices on the OTCOB Marketplace, as reported by Bloomberg Finance L.P., during the five consecutive Trading Days including and immediately prior to the date on which the applicable put notice is delivered to River North (the “Pricing Period”). If the Company is not deposit/withdrawal at custodian (“DWAC”) eligible, River North will pay a purchase price equal to 80% of the Market Price, and if the Company is under Depository Trust Company (“DTC”) “chill” status, River North will pay a purchase price equal to 75% of the Market Price. On the first trading day after the Pricing Period, River North will purchase the applicable number of shares subject to customary closing conditions, including without limitation a requirement that a registration statement remain effective registering the resale by River North of the shares to issued pursuant to the Purchase Agreement as contemplated by the Registration Rights Agreement described below.

The Purchase Agreement contains covenants, representations and warranties of the Company and River North that are typical for transactions of this type. In addition, the Company and River North have granted each other customary indemnification rights in connection with the Purchase Agreement. The Purchase Agreement may be terminated by the Company at any time.

Also on March 16, 2016, the Company entered into a Registration Rights Agreement with River North requiring the Company to prepare and file, within 45 days of the effective date of the Registration Rights Agreement, a registration statement registering the resale by River North of the shares to be issued under the Purchase Agreement for the shares, to use commercially reasonable efforts to cause such registration statement to become effective, and to keep such registration statement effective until (i) three months after the last closing of a sale of shares under the Purchase Agreement, (ii) the date when River North may sell all the shares under Rule 144 without volume limitations, or (iii) the date River North no longer owns any of the shares.

As partial consideration for the above-mentioned agreements, on March 16, 2016, the Company issued to River North a “commitment” convertible promissory note (the “Commitment Note”) in the principal amount of $35,000. The Commitment Note accrues interest at a rate of 10% per annum and matures on March 16, 2017. Upon the registration statement contemplated by the Registration Rights Agreement being declared effective, $10,000 of the principle balance of the Commitment Note and accrued interest thereon will be extinguished and deemed to have been repaid.

After 180 days following the date of the Commitment Note, or earlier upon the occurrence of an event of default that remains uncured, the Commitment Note may be converted into shares of the Company’s common stock at the election of River North at a conversion price per share equal 60% of the Current Market Price, which is defined as the lowest closing bid price for the common stock as reported by Bloomberg, LP for the 10 trading days ending on the trading day immediately before the conversion. Among other things, a failure by the Company to file the registration statement contemplated by the Registration Rights Agreement with 45 days following the issuance of the Commitment Note will constitute an event of default thereunder.

On March 16, 2016, the Company entered into a Securities Purchase Agreement with River North pursuant to which the Company issued a convertible promissory note (the “Bridge Note”) to River North, in the original principal amount of $90,000, in consideration of the payment by River North of a purchase price equal to $81,000, with $9,000 retained by River North as original issue discount. The Company issued the Bridge Note on March 16, 2016. The Bridge Note accrues interest at a rate of 10% per annum and matures on March 16, 2017.

The Bridge Note provides for conversion rights and events of default on substantially the same terms and conditions as the Commitment Note; provided however that an event of default under the Bridge Note will also be triggered if the Company fails to use at least 15% of the proceeds from each sale of shares under the Purchase Agreement to prepay a portion of the Bridge Note.